Cover	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-50302
Entity Registrant Name	SILVERSUN TECHNOLOGIES, INC.
Entity Central Index Key	0001236275
Entity Tax Identification Number	16-1633636
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	120 Eagle Rock Ave
Entity Address, City or Town	East Hanover
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07936
City Area Code	973
Local Phone Number	396-1720
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SSNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false